JANUARY AND MARCH 2012 FINANCING (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule Of Share-Based Payment Award, Warrants, Valuation Assumptions [Table Text Block]

The following assumptions were used in the Binomial Lattice model to determine fair value of the Class A Warrants and the Agent Warrants:

	Issuance date January 20 and March 1, 2012	Expiration date June 6, 2012
Price of the Company’s common stock	$0.62	$0.85
Dividend yield	0%	0%
Expected terms	5 – 7 years	4.6 - 6.7 years
Risk free interest rate	0.89 - 1.47%	0.73 - 1.11%
Expected volatility	96.68 - 96.69%	95.73%
Expected price at which holders are likely to exercise their warrants	$1.25	$1.25